Environmental rehabilitation obligation funds	12 Months Ended
Dec. 31, 2022
Environmental rehabilitation obligation funds [Abstract]
Environmental rehabilitation obligation funds
21. Environmental rehabilitation obligation funds

Accounting policy
The Group’s rehabilitation obligation funds include a fixed income portfolio of bonds that are fair valued at each reporting date. The fair value is calculated with reference to underlying bond prices using industry valuation techniques and appropriate models.
Annual contributions are made to dedicated environmental rehabilitation obligation funds to fund the estimated cost of rehabilitation during and at the end of the life of the relevant mine. The amounts contributed to these funds are included under non-current assets and are measured at fair value through profit or loss. Interest earned on monies paid to rehabilitation funds is accrued on a time proportion basis and is recorded as interest income.
In addition, funds are set aside to serve as collateral against the guarantees made to the Department of Minerals, Resources and Energy for environmental rehabilitation obligations.

Figures in million – SA rand	Note	2022	2021	2020
Balance at beginning of the year		5,202	4,934	4,602
Contributions made		86	72	64
Payments received		(33)	(10)	(7)
Interest income	5.1	235	174	245
Transfer to other investments		(264)	—	—
Fair value gain[1]		80	32	30
Balance at end of the year		5,306	5,202	4,934

Environmental rehabilitation obligation funds comprise of the following:
Restricted funds[2]		1,616	1,135	703
Funds		3,690	4,067	4,231
[1] The environmental rehabilitation trust fund includes a fixed income portfolio of bonds that are fair valued at each reporting date
[2] The funds are set aside to serve as collateral against the guarantees made to the Department of Minerals, Resources and Energy for environmental rehabilitation obligations
Fair value of environmental rehabilitation obligation funds
Environmental rehabilitation obligation funds comprise fixed income portfolio of bonds as well as fixed and notice deposits. The environmental rehabilitation obligation funds are stated at fair value based on the nature of the fund’s investments (see note 36.1).
Credit risk
The Group is exposed to credit risk on the total carrying value of the investments held in the environmental rehabilitation obligation funds. The Group has reduced its exposure to credit risk by investing in funds with a limited number of major financial institutions.